Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Assets
Cash and cash equivalents		€ 12,735.9		€ 7,004.7
Short-term investments		5.4		5.4
Accounts receivable, net	[1]	4,477.5		4,334.1
Finance receivables, net		82.6		1,379.2
Current tax assets		283.6		1,001.2
Contract assets		320.6		240.1
Inventories, net		10,891.5		8,850.7
Other assets	[2]	1,940.3	[1]	1,578.5
Total current assets		30,737.4		24,393.9
Finance receivables, net		317.2		60.6
Deferred tax assets		1,940.7		1,872.3
Loans receivable	[2]	1,456.6		929.2
Other assets	[3]	790.8		651.8
Equity method investments		903.0		919.6
Goodwill		4,588.6		4,588.6
Other intangible assets, net		621.3		741.7
Property, plant and equipment, net		6,846.8		5,493.2
Right-of-use assets		387.2		306.6
Total non-current assets		17,852.2		15,563.6
Total assets		48,589.6		39,957.5
Liabilities and shareholders’ equity
Accounts payable	[4]	3,500.4		2,347.3
Accrued and other liabilities	[5]	2,686.6		2,177.4
Current tax liabilities		283.3		308.9
Current portion of long-term debt		1,010.3		0.1
Contract liabilities		12,570.8		11,441.0
Total current liabilities		20,051.4		16,274.7
Long-term debt		3,677.3		4,631.5
Deferred and other income tax liabilities		299.2		372.2
Contract liabilities		5,625.4		4,825.5
Accrued and other liabilities		459.5		401.2
Total non-current liabilities		10,061.4		10,230.4
Total liabilities		30,112.8		26,505.1
Issued and outstanding shares		35.4		36.0
Share premium		4,049.0		3,998.1
Treasury shares at cost		(476.0)		(3,306.2)
Retained earnings		14,414.3		12,379.5
Accumulated other comprehensive income		454.1		345.0
Total shareholders’ equity		18,476.8		13,452.4
Total liabilities and shareholders’ equity		€ 48,589.6		€ 39,957.5

[1]	Accounts receivable includes amounts with related parties of €70.8 million and €7.8 million at December 31, 2024 and 2023, respectively.
[2]	Loans receivable includes amounts with related parties of €1,440.8 million and €912.4 million at December 31, 2024 and 2023, respectively.
[3]	Other assets – non-current includes amounts with related parties of €599.9 million and €490.8 million at December 31, 2024 and 2023, respectively.
[4]	Accounts payable includes amounts with related parties of €955.8 million and €4.0 million at December 31, 2024 and 2023, respectively.
[5]	Accrued and other liabilities – current includes amounts with related parties of €199.9 million and €199.9 million at December 31, 2024 and 2023, respectively.